Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Feb. 01, 2021
Summary of Significant Accounting Policies [Abstract]
Diluted loss per share	911,775	127,041	925,635	442,573
Uncertain income tax	50.00%
Duration of intangible assets			3 years
Unrecognized tax benefits (in Dollars)			$ 50
Derivative warrant liability (in Dollars)					$ 9,743,659
Warrant liability (in Dollars)			$ 0